Schedule of Loss from Operations Before Provision (Benefit) for Income Taxes and Associated Tax Provision (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic					$ (6,410,564)	$ (4,306,918)
Foreign
Net Income (Loss)					(6,410,564)	(4,306,918)
Federal
State
Foreign
Total Current
Federal					58,500	(998,912)
State					11,143	(190,269)
Foreign
Total Deferred					69,643	(1,189,181)
Less Increase in Allowance					(69,643)	1,189,181
Net Deferred
Total Income Tax Provision (Benefit)